Cost of Sales	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Cost of Sales
8.	COST OF SALES

	Year ended December 31, 2025	Nine months ended December 31, 2024

Total cost of sales is comprised of:

Cost of steel revenue	$2,318.2	$1,789.4

Cost of steel tariffs	225.0	-

Cost of freight revenue	175.3	142.7

Cost of non-steel revenue	32.0	26.3

	$2,750.5	$1,958.4

Inventories recognized as cost of sales:	$2,575.2	$1,815.7

Net inventory write-downs as a result of net realizable value lower than cost included in cost of sales:	$24.4	$29.3

Depreciation included in cost of steel revenue for the year ended December 31, 2025 was $355.0 million. Refer to Note 17 for further details regarding impacts of accelerating transition to Electric Arc Furnace (“EAF”) steelmaking from blast furnace and basic oxygen steelmaking operations. Depreciation included in cost of steel revenue for the nine month period ended December 31, 2024 was $103.0 million. Wages and benefits included in cost of steel revenue for the year ended December 31, 2025 was $339.7 million. Wages and benefits included in cost of steel revenue for the nine month period ended December 31, 2024 was $273.9 million.

Stranded inventory write-downs as a result of accelerating transition to EAF steelmaking from blast furnace and basic oxygen steelmaking operations included in cost of steel revenue for the year ended December 31, 2025 was $40.3 million (December 31, 2024 – nil).
Federal Greenhouse Gas Pollution Pricing Act
During the year ended December 31, 2025, total Carbon Tax recognized in cost of sales was $31.4 million. During the nine month period ended December 31, 2024, total Carbon Tax recognized in cost of sales was $31.0 million.
United States Steel Tariffs
Pursuant to Section 232 of the Trade Expansion Act of 1962, the Unites States imposed 25% ad valorem tariffs for steel articles, aluminum articles, and steel and aluminum derivative (i.e. “downstream” articles), without exclusions. The tariffs were effective March 4, 2025, paused on March 6, 2025, and then reinstated March 12, 2025. Further, on June 4, 2025, the tariffs were increased to 50% for all steel and aluminum imports to the United States. Tariff costs of $225.0 million were included in Cost of Sales for the year ended December 31, 2025 (nil for the nine month period ended December 31, 2024).